MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Trading Securities [Table Text Block]
As of September 30, 2014, the unrealized gains or losses amounted to $150,000.

	Comparison Sept 30, 2013 vs Sept 30, 2014
					Unrealized Gains
(in thousands of U.S dollars)	Fair value		Value at cost		(Losses)
	2013	2014	2013	2014	2013	2014
Credit Agricole securities	401	14,017	401	14,017	-	-
Morgan Stanley securities	-	38,478	-	38,328	-	(150)
Total	401	52,495	401	52,345	-	(150)